UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Westwood Global Investments, LLC
Address: 	99 Summer St.
		Suite 1130
		Boston, MA 02110


Form 13F File Number: 28-11863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Margaret M. Reynolds
Title: 	Principal
Phone: 	617-428-4045

Signature, Place, and Date of Signing:

Margaret M. Reynolds		Boston, MA			08/02/11
 [Signature] 			[City, State]			 [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: (thousands) 1,247,248

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Column1                       Column2     Column3      Column4   Column5   Column6 Column7   Column8
Name                           Class      Cusip        $value    Shares    Inv DiscOther MgrsVoting Auth
                                                       000                                   Sole
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V408   107,473   3,174,039  Sole      NA      3,174,039
Itau Unibanco              Sponsored ADR    465562106   298,307  12,666,966  Sole      NA     12,666,966
Tenaris                    Sponsored ADR    88031M109   156,895   3,430,903  Sole      NA      3,430,903
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V101   117,673   3,835,498  Sole      NA      3,835,498
Central European Media En  Common Shares    G20045202    50,196   2,541,563  Sole      NA      2,541,563
Wipro LTD                  Sponsored ADR    97651M109    83,325   6,326,915  Sole      NA      6,326,915
Grupo Televisa             Sponsored ADR    40049J206   146,481   5,954,503  Sole      NA      5,954,503
China Mobile               Sponsored ADR    16941M109     215         4,591  Sole      NA          4,591
Taiwan Semiconductor       Sponsored ADR    874039100    3,178      252,007  Sole      NA        252,007
America Movil SA de CV   Spons. ADR L shs   02364W105   283,505   5,261,789  Sole      NA      5,261,789




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